INCOME TAX - Additional Information (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Hong Kong
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable tax rate	16.50%	16.50%
PRC
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable tax rate	25.00%	25.00%
PRC | Antelope Holdings (Chengdu) Co., Ltd
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable tax rate	2.50%
PRC | Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable tax rate		5.00%